Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Property and equipment, net
6.	Property and equipment, net

Property and equipment consisted of the following:

	December 31, 2017	December 31, 2018
	US$	US$
Corporate aircraft (Note 12)	39,382,367	37,494,502
Vehicles	5,210,349	5,109,037
Furniture and fixtures	11,787,191	12,580,384
Office buildings	-	10,994,284

Total	56,379,907	66,178,207
Accumulated depreciation	(23,994,047)	(28,063,724)

Property and equipment, net	32,385,860	38,114,483

Depreciation expense for property and equipment for the year ended December 31, 2018 amounted to US$4,908,299(2016: US$5,093,038; 2017: US$5,350,256) which includes amortization expense related to the corporate aircraft capital lease
(Note
12)
amounting to US$2,582,340(2016: US$2,461,283; 2017: US$2,613,008).

Accumulated depreciation expense for property and equipment as of December 31, 2018 amounted to US$28,063,724(2016: US$16,750,788; 2017: US$23,994,047) which includes accumulated amortization expense related to the corporate aircraft capital lease
(Note
12)
amounting to US$13,238,949(2016: US$8,175,540; 2017: US$11,375,747).